Lease Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Lease Liabilities

10. Lease Liabilities

During the year ended December 31, 2019, the Company signed a lease agreement for warehouse space to commence on August 1, 2019 and end on July 31, 2022 with monthly lease payments of $2,221. The Company has accounted for its leases upon adoption of ASC 842 whereby it recognizes a lease liability and a right-of-use asset at the date of initial application, beginning January 1, 2019. The lease liability is measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate of 10%. The Company has measured the right-of-use asset at an amount equal to the lease liability.

The Company’s right-of-use asset for the three month ended March 31, 2021 as follows:

2021
Right-of-use asset	$32,757

Current lease liability	$24,485
Long-term lease liability	$8,272

The components of lease expense are as follows:

	March 31, 2021	March 31, 2020
Amortization of right-of-use	$5,749	$22,164
Interest on lease liability	$915	$4,494
Total lease cost	$6,664	$26,658

Maturities of lease liability are as follows:

Future minimum lease payments as of March 31, 2021,

2021	19.994
2022	15,551
Total future minimum lease payments	35.545
Less: amount representing interest	(2.787)
Present value of future payments	32,758
Current portion	24,485
Long term portion	$8,272

19. Lease Liabilities

During the year ended December 31, 2019, the Company signed a lease agreement for warehouse space to commence on August 1, 2019 and end on July 31, 2022 with monthly lease payments of $2,221. The Company has accounted for its leases upon adoption of ASC 842 whereby it recognizes a lease liability and a right-of-use asset at the date of initial application, beginning January 1, 2019. The lease liability is measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate of 10%. The Company has measured the right-of-use asset at an amount equal to the lease liability.

The Company’s right-of-use asset for the year ended December 31, 2020 is as follows:

2020
Right-of-use asset	$38,506

Current lease liability	$23,883
Long-term lease liability	$14,624

The components of lease expense are as follows:

	December 31, 2020	December 31, 2019
Amortization of right-of-use	$21,619	11,107
Interest on lease liability	$5,039	2,716
Total lease cost	$26,658	13,823

Maturities of lease liability are as follows:

Future minimum lease payments as of December 31, 2020,

2021	26,658
2022	15,551
Total future minimum lease payments	42,209
Less: amount representing interest	(3,702)
Present value of future payments	38,507
Current portion	23,883
Long term portion	$14,624